Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Dates
31-Jan-2023
Actual/360 Days

30/360 Days

15-Feb-2023
15-Feb-2023
Collection Period No.
3
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jan-2023
13-Feb-2023
14-Feb-2023
15-Feb-2023
17-Jan-2023
15-Jan-2023
Summary
Beginning
Balance
208,977,986.95
693,000,000.00
657,000,000.00
124,000,000.00
Principal
Payment
62,347,887.17
0.00
0.00
0.00
Ending
Balance
146,630,099.78
693,000,000.00
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
158.577427
0.000000
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.372943
1.000000
1.000000
1.000000
1,682,977,986.95
1,620,630,099.78
62,347,887.17
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,730,854,021.79
198,210,123.96
1,929,064,145.75
47,876,034.84
1,668,506,134.62
190,890,100.63
1,859,396,235.25
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
4.383333
4.341667
4.375000
Interest & Principal
Payment
62,347,887.17
3,037,650.00
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
158.577427
4.383333
4.341667
4.375000
$68,780,512.17
T
otal
$6,432,625.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
75,857,740.34
0.00
75,857,740.34
67,502,609.68
7,247,702.62
742,166.91
146,137.03
0.00
0.00
219,124.10
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,607,553.45
0.00
0.00
6,432,625.00
0.00
0.00
62,347,887.17
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
75,857,740.34
5,469,674.72
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,607,553.45
0.00
0.00
0.00
1,607,553.45
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
6,432,625.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
62,347,887.17
0.00
0.00
0.00
62,347,887.17
Aggregate Principal Distributabl
e
Amount
62,347,887.17
62,347,887.17
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,841.57
204,282.53
219,124.10
4,787,603.48
0.00
14,841.57
14,841.57
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Pool Statistics
Pool Data
4.42%
49.53
17.68
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,929,064,145.75
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,859,396,235.25
52,337
53,260
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
41,771,687.95
25,730,921.73
0.00
2,165,300.82
Pool Factor
87.05%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
52,337
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.45%
0.41%
0.10%
0.04%
100.00%
1,849,158,812.47
7,653,832.92
1,930,286.51
653,303.35
1,859,396,235.25
52,151
139

10
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.139%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,740.49
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.368%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
1,825,897.19
1,284,921.35
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
2,165,300.82
737,000.70
143,378.77
Number of Receivables
Number of Receivables
Amount
4,337,236.62
2,310,450.39
200,889.04
Current
Cumulative
0.085%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.814%
Prior Collection Period
0.252 % Second Prior
Collection
Period
0.037
%
Third
Prior
Collection
Period
NA